Tax Holiday Benefit Per Basic and Diluted Earnings per share (Detail)	12 Months Ended
Dec. 31, 2016 ¥ / shares
Income Tax Disclosure [Abstract]
Basic	¥ 0.003
Diluted	¥ 0.003